Debt and Other Financing Arrangements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt and Capital Lease Obligations

The Company’s debt consists of the following:

	Successor	Predecessor
(dollars in millions)	March 31, 2013	December 31, 2012
Revolving credit agreement	$—	$—
Capital lease obligations	31.0	32.2
6 3/8% Senior Notes due 2022	525.0	525.0
Other financing arrangements	62.9	60.8

Total	$618.9	$618.0

Debt and other financing arrangements presented in the accompanying combined financial statements consist of the following:

	As of December 31,
(dollars in millions)	2012	2011
Revolving credit agreement	$—	$—
Capital lease obligations	32.2	42.9
Related party note due on demand	—	80.2
Related party note due 2018	—	400.0
6 3/8% Senior Notes due 2022	525.0	—
Other financing arrangements	60.8	48.2

Total	$618.0	$571.3

Annual Minimum Payments Associated with Other Financing Arrangements

The following table summarizes our annual minimum payments associated with our other financing arrangements for the five years subsequent to December 31, 2012 and thereafter:

(dollars in millions)
2013	$6.0
2014	6.4
2015	6.6
2016	6.7
2017	6.9
Thereafter	42.3

Total financing arrangements	$74.9

Annual Principal Maturities

The following table summarizes annual principal maturities of our of 6 3/8% Senior Notes due 2022 and capital leases for the five years subsequent to December 31, 2012, and thereafter:

(dollars in millions)	Capital leases	Long term debt	Total Debt
2013	$6.3	$—	$6.3
2014	4.0	—	4.0
2015	3.5	—	3.5
2016	3.8	—	3.8
2017	2.6	—	2.6
Thereafter	12.0	525.0	537.0

Total debt	$32.2	$525.0	$557.2